Other Comprehensive Income (Loss)	12 Months Ended
Dec. 27, 2014
Equity [Abstract]
Other Comprehensive Income (Loss) [Text Block]
Note 24: Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) and related tax effects for each period were as follows:

	2014			2013			2012
(In Millions)	Before Tax	Tax	Net of Tax	Before Tax	Tax	Net of Tax	Before Tax	Tax	Net of Tax
Change in unrealized holding gains (losses) on available-for-sale investments	$1,029	$(359)	$670	$1,963	$(687)	$1,276	$909	$(318)	$591
Less: adjustment for (gains) losses on available-for-sale investments included in net income	(142)	49	(93)	(146)	51	(95)	(187)	66	(121)
Less: adjustment for (gains) losses on deferred tax asset valuation allowance included in net income	—	(41)	(41)	—	(26)	(26)	—	(11)	(11)
Change in unrealized holding gains (losses) on derivatives	(589)	160	(429)	(166)	76	(90)	12	8	20
Less: adjustment for (gains) losses on derivatives included in net income	13	(11)	2	30	(29)	1	78	(13)	65
Change in net prior service costs	(42)	5	(37)	17	(2)	15	(4)	1	(3)
Less: adjustment for amortization of net prior service costs	6	(2)	4	4	(1)	3	5	(2)	3
Change in actuarial valuation	(433)	3	(430)	725	(275)	450	(321)	91	(230)
Less: adjustment for amortization of actuarial (gains) losses	37	(9)	28	101	(31)	70	90	(32)	58
Change in net foreign currency translation adjustment	(275)	24	(251)	45	(7)	38	12	(2)	10
Other comprehensive income (loss)	$(396)	$(181)	$(577)	$2,573	$(931)	$1,642	$594	$(212)	$382

In prior periods, we recorded a reversal of a portion of our deferred tax asset valuation allowance attributed to changes in unrealized holding gains on our available-for-sale investments. This amount is reduced and included in our provision for taxes as these investments mature or are sold, and is included in the preceding table as an adjustment for (gains) losses on deferred tax asset valuation allowance included in net income.
The change in actuarial valuation in 2014 in the preceding table includes $1.4 billion in actuarial losses arising during the year offset by a $1.0 billion reduction in losses due to a freeze of future benefit accruals in the U.S. Intel Minimum Pension Plan. For further information, see "Note 16: Retirement Benefit Plans."
The changes in accumulated other comprehensive income (loss) by component and related tax effects for each period were as follows:

(In Millions)	Unrealized Holding Gains (Losses) on Available-for-Sale Investments	Deferred Tax Asset Valuation Allowance	Unrealized Holding Gains (Losses) on Derivatives	Prior Service Credits (Costs)	Actuarial Gains (Losses)	Foreign Currency Translation Adjustment	Total
December 29, 2012	$701	$93	$93	$(32)	$(1,122)	$(132)	$(399)
Other comprehensive income before reclassifications	1,963	—	(166)	17	725	45	2,584
Amounts reclassified out of accumulated other comprehensive income (loss)	(146)	—	30	4	101	—	(11)
Tax effects	(636)	(26)	47	(3)	(306)	(7)	(931)
Other comprehensive income (loss)	1,181	(26)	(89)	18	520	38	1,642
December 28, 2013	1,882	67	4	(14)	(602)	(94)	1,243
Other comprehensive income before reclassifications	1,029	—	(589)	(42)	(433)	(275)	(310)
Amounts reclassified out of accumulated other comprehensive income (loss)	(142)	—	13	6	37	—	(86)
Tax effects	(310)	(41)	149	3	(6)	24	(181)
Other comprehensive income (loss)	577	(41)	(427)	(33)	(402)	(251)	(577)
December 27, 2014	$2,459	$26	$(423)	$(47)	$(1,004)	$(345)	$666

The amounts reclassified out of accumulated other comprehensive income (loss) into the consolidated statements of income, with presentation location, for each period were as follows:

	Income Before Taxes Impact (In Millions)
Comprehensive Income Components	2014	2013	2012	Location
Unrealized holding gains (losses) on available-for-sale investments:
	$10	$8	$(8)	Interest and other, net
	132	138	195	Gains (losses) on equity investments, net
	142	146	187
Unrealized holding gains (losses) on derivatives:
Currency forwards	(31)	(61)	11	Cost of sales
	18	30	(63)	Research and development
	2	—	(25)	Marketing, general and administrative
Other instruments	(2)	1	(1)	Cost of sales
	(13)	(30)	(78)
Amortization of pension and postretirement benefit components:
Prior service credits (costs)	(6)	(4)	(5)
Actuarial gains (losses)	(37)	(101)	(90)
	(43)	(105)	(95)
Total amounts reclassified out of accumulated other comprehensive income (loss)	$86	$11	$14

The amortization of pension and postretirement benefit components are included in the computation of net periodic benefit cost. For further information, see "Note 16: Retirement Benefit Plans." The estimated net prior service credits (costs) and net actuarial gains (losses) for the defined-benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2015 are $8 million and $57 million, respectively.
We estimate that we will reclassify approximately $336 million (before taxes) of net derivative losses included in accumulated other comprehensive income (loss) into earnings within the next 12 months.